ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2021
ACCRUED EXPENSES
Schedule of accrued expenses
	September 30, 2021	December 31, 2020
Accrued payroll	$172,086	$263,355
	$172,086	$263,355